Insurance Risk Management - Summary Of Fulfilment Cash Flows By Country In Which Life Insurance Co. Ltd. Provides Coverage Under Insurance Contracts (Details) - Insurance risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Insurance contracts issued [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	₩ 25,686,541
Insurance contracts issued [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	16,853,760
Insurance contracts issued [member] | Country of domicile [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	25,686,541
Insurance contracts issued [member] | Country of domicile [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	16,853,760
Insurance contracts issued [member] | Foreign countries [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	0
Insurance contracts issued [member] | Foreign countries [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	0
Reinsurance contracts held [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	437,556
Reinsurance contracts held [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	(97,148)
Reinsurance contracts held [member] | Country of domicile [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	437,556
Reinsurance contracts held [member] | Country of domicile [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	(97,148)
Reinsurance contracts held [member] | Foreign countries [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	0
Reinsurance contracts held [member] | Foreign countries [member] | ABL Life Insurance Co., Ltd.
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Exposure to risk that arises from contracts within scope of IFRS 17	₩ 0